Note 20 - Condensed financial information of the parent company: Condensed Statement of Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company
Condensed Statement of Comprehensive Income

	For the Years Ended December 31,
	2024	2023	2022

OTHER INCOME (EXPENSE)
General and administrative expenses	$(202,301)	$-	$-
Other income, net	22,630
Equity (loss) income of subsidiaries	(300,348)	856,536	2,851,467
Total other (loss) income, net	(480,019)	856,536	2,851,467

NET (LOSS) INCOME	(480,019)	856,536	2,851,467
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(727,743)	114,302	(430,893)
COMPREHENSIVE (LOSS) INCOME	$(1,207,762)	$970,838	$2,420,574